Note 14 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk (Tables)	6 Months Ended
Jun. 30, 2020
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk
Table of Derivatives - Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk
Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of Euros)
	June 2020	December 2019
ASSETS
Derivatives - Hedge accounting	2,531	1,729
Fair value changes of the hedged items in portfolio hedges of interest rate risk	60	28
LIABILITIES
Derivatives - Hedge accounting	2,368	2,233